NATIONWIDE

VARIABLE

ACCOUNT-6

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-6:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-6 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Omega Growth Fund: Class 1 (EVOM) (1)

Allspring Variable Trust - VT International Equity Fund: Class 1 (WFVIE1) (1)

Allspring Variable Trust - VT Opportunity Fund: Class 1 (WFVOP1) (1)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 1 (WFVSG1) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from March 19, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

3

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FAMP	17,436	$271,978	$319,605	$6	$319,611	$-	$319,611	$319,611	$-	$319,611
FHIP	3,827	20,034	20,093	3	20,096	-	20,096	20,096	-	20,096
FOP	2,065	41,978	60,452	-	60,452	-	60,452	60,452	-	60,452
GBF	1,425	16,296	15,487	-	15,487	15	15,472	15,472	-	15,472
GVIXY	187	2,030	2,099	-	2,099	5	2,094	2,094	-	2,094
NVOLG1	8,497	147,118	204,187	43	204,230	-	204,230	204,230	-	204,230
SAM	4,870,120	4,870,120	4,870,120	-	4,870,120	2	4,870,118	4,870,118	-	4,870,118
EVOM	445,474	12,807,761	19,467,194	89	19,467,283	-	19,467,283	19,455,403	11,880	19,467,283
WFVIE1	1,376,275	3,196,969	2,697,500	33	2,697,533	-	2,697,533	2,689,357	8,176	2,697,533
WFVOP1	562,402	13,518,639	19,661,560	140	19,661,700	-	19,661,700	19,647,040	14,660	19,661,700
WFVSG1	138,721	1,402,420	2,047,519	5	2,047,524	-	2,047,524	2,047,524	-	2,047,524

Total (unaudited)			$49,365,816	$319	$49,366,135	$22	$49,366,113	$49,331,397	$34,716	$49,366,113

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	FAMP	FHIP	FOP	GBF	GVIXY	NVOLG1	SAM
Reinvested dividends	$92,301	5,094	1,063	302	263	64	908	1
Mortality and expense risk charges (note 2)	(684,450)	(4,481)	(277)	(790)	(235)	(22)	(2,848)	(70,157)

Net investment income (loss)	(592,149)	613	786	(488)	28	42	(1,940)	(70,156)

Realized gain (loss) on investments	1,280,351	6,917	(8)	414	(149)	-	16,713	-
Change in unrealized gain (loss) on investments	2,802,017	15,878	(201)	5,107	(472)	69	31,614	-

Net gain (loss) on investments	4,082,368	22,795	(209)	5,521	(621)	69	48,327	-

Reinvested capital gains	3,188,929	1,741	-	4,221	-	-	3,277	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,679,148	25,149	577	9,254	(593)	111	49,664	(70,156)

Investment Activity*:	EVOM	WFVIE1	WFVOP1	WFVSG1
Reinvested dividends	$-	38,381	46,225	-
Mortality and expense risk charges (note 2)	(272,529)	(40,088)	(262,591)	(30,432)

Net investment income (loss)	(272,529)	(1,707)	(216,366)	(30,432)

Realized gain (loss) on investments	749,568	(536,974)	953,317	90,553
Change in unrealized gain (loss) on investments	(33,213)	706,899	2,218,924	(142,588)

Net gain (loss) on investments	716,355	169,925	3,172,241	(52,035)

Reinvested capital gains	2,029,377	-	926,859	223,454

Net increase (decrease) in contract owners’ equity resulting from operations	$2,473,203	168,218	3,882,734	140,987

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		FAMP		FHIP		FOP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(592,149)	(372,817)	613	331	786	679	(488)	(416)
Realized gain (loss) on investments	1,280,351	841,324	6,917	1,384	(8)	(17)	414	170
Change in unrealized gain (loss) on investments	2,802,017	6,365,288	15,878	32,425	(201)	(406)	5,107	6,363
Reinvested capital gains	3,188,929	2,458,836	1,741	3,833	-	-	4,221	195

Net increase (decrease) in contract owners’ equity resulting from operations	6,679,148	9,292,631	25,149	37,973	577	256	9,254	6,312

Equity transactions:
Purchase payments received from contract owners (note 4)	840,616	383,123	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	(4,947,075)	(4,442,502)	(28,072)	(4,611)	-	(11)	(168)	(14)
Adjustments to maintain reserves	234	61	1	22	(2)	7	(2)	9

Net equity transactions	(4,106,225)	(4,059,318)	(28,071)	(4,589)	(2)	(4)	(170)	(5)

Net change in contract owners’ equity	2,572,923	5,233,313	(2,922)	33,384	575	252	9,084	6,307
Contract owners’ equity at beginning of period	46,793,190	41,559,877	322,533	289,149	19,521	19,269	51,368	45,061

Contract owners’ equity at end of period	$49,366,113	46,793,190	319,611	322,533	20,096	19,521	60,452	51,368

CHANGE IN UNITS:
Beginning units	1,485,166	1,622,661	9,161	9,302	848	848	1,735	1,735
Units purchased	114,752	109,383	-	-	-	-	-	-
Units redeemed	(224,176)	(246,878)	(785)	(141)	-	-	(5)	-

Ending units	1,375,742	1,485,166	8,376	9,161	848	848	1,730	1,735

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GBF		GVIXY		NVOLG1		SAM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$28	108	42	-	(1,940)	(168)	(70,156)	(61,487)
Realized gain (loss) on investments	(149)	(97)	-	-	16,713	(2,353)	-	-
Change in unrealized gain (loss) on investments	(472)	822	69	-	31,614	15,361	-	-
Reinvested capital gains	-	-	-	-	3,277	21,044	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(593)	833	111	-	49,664	33,884	(70,156)	(61,487)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	6,200	378,365	259,582
Transfers between funds	-	-	1,988	-	-	-	729,391	834,218
Redemptions (notes 2, 3, and 4)	(1,387)	(1,483)	-	-	(69,011)	(20,652)	(1,356,934)	(1,224,978)
Adjustments to maintain reserves	(15)	-	(5)	-	54	(9)	(8)	10

Net equity transactions	(1,402)	(1,483)	1,983	-	(68,957)	(14,461)	(249,186)	(131,168)

Net change in contract owners’ equity	(1,995)	(650)	2,094	-	(19,293)	19,423	(319,342)	(192,655)
Contract owners’ equity at beginning of period	17,467	18,117	-	-	223,523	204,100	5,189,460	5,382,115

Contract owners’ equity at end of period	$15,472	17,467	2,094	-	204,230	223,523	4,870,118	5,189,460

CHANGE IN UNITS:
Beginning units	848	920	-	-	4,797	5,135	452,062	463,406
Units purchased	-	-	144	-	-	170	97,874	100,740
Units redeemed	(70)	(72)	-	-	(1,385)	(508)	(119,670)	(112,084)

Ending units	778	848	144	-	3,412	4,797	430,266	452,062

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	EVOM		WFVIE1		WFVOP1		WFVSG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(272,529)	(217,352)	(1,707)	37,254	(216,366)	(108,697)	(30,432)	(23,069)
Realized gain (loss) on investments	749,568	451,962	(536,974)	(484,364)	953,317	799,780	90,553	74,859
Change in unrealized gain (loss) on investments	(33,213)	4,175,957	706,899	513,526	2,218,924	979,154	(142,588)	642,086
Reinvested capital gains	2,029,377	1,194,510	-	-	926,859	1,150,122	223,454	89,132

Net increase (decrease) in contract owners’ equity resulting from operations	2,473,203	5,605,077	168,218	66,416	3,882,734	2,820,359	140,987	783,008

Equity transactions:
Purchase payments received from contract owners (note 4)	115,541	72,326	105,259	7,112	238,735	34,452	2,716	3,451
Transfers between funds	(518,120)	(259,407)	(9,610)	17,852	(176,067)	(562,603)	(27,582)	(30,060)
Redemptions (notes 2, 3, and 4)	(1,288,198)	(1,215,296)	(368,066)	(222,688)	(1,653,400)	(1,524,045)	(181,839)	(228,724)
Adjustments to maintain reserves	71	-	38	(12)	132	(3)	(30)	37

Net equity transactions	(1,690,706)	(1,402,377)	(272,379)	(197,736)	(1,590,600)	(2,052,199)	(206,735)	(255,296)

Net change in contract owners’ equity	782,497	4,202,700	(104,161)	(131,320)	2,292,134	768,160	(65,748)	527,712
Contract owners’ equity at beginning of period	18,684,786	14,482,086	2,801,694	2,933,014	17,369,566	16,601,406	2,113,272	1,585,560

Contract owners’ equity at end of period	$19,467,283	18,684,786	2,697,533	2,801,694	19,661,700	17,369,566	2,047,524	2,113,272

CHANGE IN UNITS:
Beginning units	221,501	242,763	177,628	192,319	570,002	651,748	46,584	54,485
Units purchased	1,378	1,603	7,937	3,595	7,224	2,591	195	684
Units redeemed	(19,834)	(22,865)	(24,059)	(18,286)	(54,002)	(84,337)	(4,366)	(8,585)

Ending units	203,045	221,501	161,506	177,628	523,224	570,002	42,413	46,584

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-6 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2. 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Omega Growth Fund: Class 1 (EVOM)

Allspring Variable Trust - VT International Equity Fund: Class 1 (WFVIE1)

Allspring Variable Trust - VT Opportunity Fund: Class 1 (WFVOP1)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 1 (WFVSG1)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended

December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)	3/19/2021

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2021.

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021
EVOM	Allspring Variable Trust - VT Omega Growth Fund: Class 1	Wells Fargo Variable Trust - VT Omega Growth Fund: Class 1	10/11/2021
WFVIE1	Allspring Variable Trust - VT International Equity Fund: Class 1	Wells Fargo Variable Trust - VT International Equity Fund: Class 1	10/11/2021
WFVOP1	Allspring Variable Trust - VT Opportunity Fund: Class 1	Wells Fargo Variable Trust - VT Opportunity Fund: Class 1	10/11/2021
WFVSG1	Allspring Variable Trust - VT Small Cap Growth Fund: Class 1	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 1	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. The maximum variable account charge for contracts offered through the Separate Account is 1.40%.

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.40% of the daily value of the allocations to the underlying fund options
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $5,433 and $7,527, respectively, and total transfers from the Separate Account to the fixed account were $121,563 and $708,935, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$49,365,816	$-	$-	$49,365,816

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
FAMP	$6,835	$32,553
FHIP	1,063	277
FOP	4,522	957
GBF	263	1,623
GVIXY	2,052	22
NVOLG1	4,185	71,859
SAM	438,824	758,158
EVOM	2,097,938	2,031,866
WFVIE1	117,456	391,583
WFVOP1	1,060,101	1,940,337
WFVSG1	229,844	243,527

	$3,963,083	$5,472,762

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2021	1.40%	8,376	$38.16	$319,611	1.60%	8.38%
2020	1.40%	9,161	35.21	322,533	1.52%	13.26%
2019	1.40%	9,302	31.08	289,149	1.80%	16.59%
2018	1.40%	9,440	26.66	251,676	1.53%	-6.68%
2017	1.40%	14,428	28.57	412,204	1.85%	12.51%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2021	1.40%	848	23.70	20,096	5.37%	2.95%
2020	1.40%	848	23.02	19,521	5.08%	1.31%
2019	1.40%	848	22.72	19,269	4.36%	13.49%
2018	1.40%	2,442	20.02	48,890	4.88%	-4.65%
2017	1.40%	3,418	21.00	71,744	5.34%	5.44%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2021	1.40%	1,730	34.94	60,452	0.54%	18.02%
2020	1.40%	1,735	29.61	51,368	0.45%	14.00%
2019	1.40%	1,735	25.97	45,061	1.70%	25.98%
2018	1.40%	2,081	20.62	42,881	1.57%	-16.01%
2017	1.40%	2,089	24.55	51,251	1.32%	28.47%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	1.40%	778	19.89	15,472	1.57%	-3.45%
2020	1.40%	848	20.60	17,467	1.98%	4.60%
2019	1.40%	920	19.69	18,117	2.18%	4.78%
2018	1.40%	1,293	18.79	24,301	2.08%	-1.45%
2017	1.40%	1,421	19.07	27,101	2.05%	0.66%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)
2021	1.40%	144	14.54	2,094	3.07%	9.43%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	1.40%	3,412	59.84	204,230	0.45%	28.42%
2020	1.40%	4,797	46.60	223,523	1.33%	17.23%
2019	1.40%	5,135	39.75	204,100	1.58%	35.69%
2018	1.40%	6,870	29.29	201,238	0.67%	-2.66%
2017	1.40%	10,025	30.09	301,689	0.49%	25.54%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2021	1.40%	430,266	11.32	4,870,118	0.00%	-1.40%
2020	1.40%	452,062	11.48	5,189,460	0.25%	-1.16%
2019	1.40%	463,406	11.61	5,382,115	1.77%	0.36%
2018	1.40%	510,601	11.57	5,909,185	1.37%	-0.04%
2017	1.40%	555,087	11.58	6,426,379	0.41%	-0.98%
Allspring Variable Trust - VT Omega Growth Fund: Class 1 (EVOM)
2021	1.40%	203,045	95.82	19,455,403	0.00%	13.66%
2020	1.40%	221,501	84.30	18,673,613	0.00%	41.40%
2019	1.40%	242,763	59.62	14,473,652	0.00%	35.47%
2018	1.40%	277,613	44.01	12,217,692	0.00%	-0.90%
2017	1.40%	310,321	44.41	13,780,586	0.24%	33.07%

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Allspring Variable Trust - VT International Equity Fund: Class 1 (WFVIE1)
2021	1.40%	161,506	16.65	2,689,357	1.35%	5.88%
2020	1.40%	177,628	15.73	2,793,439	2.92%	3.42%
2019	1.40%	192,319	15.21	2,924,494	4.14%	13.89%
2018	1.40%	218,570	13.35	2,918,461	11.91%	-18.03%
2017	1.40%	240,084	16.29	3,910,817	3.03%	23.11%
Allspring Variable Trust - VT Opportunity Fund: Class 1 (WFVOP1)
2021	1.40%	523,224	37.55	19,647,040	0.25%	23.31%
2020	1.40%	570,002	30.45	17,356,858	0.70%	19.63%
2019	1.40%	651,748	25.45	16,590,067	0.55%	29.97%
2018	1.40%	722,603	19.59	14,152,754	0.45%	-8.24%
2017	1.40%	811,462	21.34	17,320,085	0.92%	19.04%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 1 (WFVSG1)
2021	1.40%	42,413	48.28	2,047,524	0.00%	6.42%
2020	1.40%	46,584	45.36	2,113,272	0.00%	55.88%
2019	1.40%	54,485	29.10	1,585,560	0.00%	23.56%
2018	1.40%	59,901	23.55	1,410,824	0.00%	0.05%
2017	1.40%	63,553	23.54	1,496,155	0.00%	24.38%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.